Investments in and advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) $ in Thousands		12 Months Ended
	May 31, 2017 shares	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Nov. 30, 2017	Nov. 27, 2017
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments		$ 25,766	$ 25,460
Ownership percentage		100.00%
Long term debt		$ 741,992	963,247
TIL
Schedule of Equity Method Investments [Line Items]
Ownership percentage					11.30%
Business acquisition, number of shares (in shares) | shares	27,000,000
Original ownership interest percentage				88.70%
TIL | Class A
Schedule of Equity Method Investments [Line Items]
Share exchange (in shares) | shares	3.3
Maximum
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Number of vessels | vessel		1
Long term debt		$ 37,500	42,700
Percentage of exposure to loan guarantee		50.00%
Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Original ownership interest percentage	50.00%
Joint Venture Interest Rate Derivative | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Interest rate swaps fixed rate		1.47%
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments		$ 25,766	24,546
Ownership percentage		50.00%
Number of vessels | vessel		1
Gemini Tankers L.L.C.
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments		$ 0	$ 914